Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
41.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Statements of financial position of the Company

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
NON-CURRENT ASSETS
Investments in subsidiaries	380,339	448,431	64,125
Other non-current Asset	30,529	29,851	4,269
Total non-current assets	410,868	478,282	68,394
CURRENT ASSETS
Prepayments, other receivables and other assets	3,986,172	4,806,759	687,358
Cash and bank balances	470,170	1,841,572	263,341
Total current assets	4,456,342	6,648,331	950,699
CURRENT LIABILITIES
Other payables and accruals	24,187	2,382	341
Total current liabilities	24,187	2,382	341
NET CURRENT ASSETS	4,432,155	6,645,949	950,358
TOTAL ASSETS LESS CURRENT LIABILITIES	4,843,023	7,124,231	1,018,752
Net assets	4,843,023	7,124,231	1,018,752
EQUITY
Share capital	214	256	37
Treasury shares	(8)	(2,961)	(423)
Capital and reserves	5,652,916	8,011,879	1,145,683
Exchange fluctuation reserve	108,598	(40,959)	(5,857)
Accumulated losses	(918,697)	(843,984)	(120,688)
Total equity	4,843,023	7,124,231	1,018,752

Condensed statements of comprehensive income

	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Other income and gains	18,597	17,925	102,560	14,666
Operating expenses	(8,118)	(9,983)	(27,800)	(3,975)
Other expenses	(24,741)	(21,585)	(47)	(7)
LOSS BEFORE TAX	(14,262)	(13,643)	74,713	10,684
LOSS FOR THE YEAR	(14,262)	(13,643)	74,713	10,684
Exchange differences on translation	84,629	67,715	(149,557)	(21,386)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	70,367	54,072	(74,844)	(10,702)

Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash generated from(used in) operating activities	9,727	(41,686)	123,427	17,650
Net cash used in investing activities	(535,395)	(589,153)	(1,850,400)	(264,604)
Net cash generated from financing activities	464,166	531,922	2,229,331	318,790
Effect of foreign exchange rate changes, net	1,581	9,311	(56,093)	(8,021)
Net (decrease)/increase in cash and cash equivalents	(59,921)	(89,606)	446,265	63,815

A summary of the Company’s reserves is as follows:

	Capital and reserves	Exchange Fluctuation reserve	Accumulated losses	Total
	RMB	RMB	RMB	RMB
At January 1, 2023	4,526,096	(43,746)	(890,792)	3,591,558
Loss for the year	-	-	(14,262)	(14,262)
Other comprehensive income for the year:
Exchange differences on translation of the Company	-	84,629	-	84,629
Total comprehensive income for the year	-	84,629	(14,262)	70,367
Issue of ordinary shares	470,066	-	-	470,066
Employees share-based compensation scheme
Pre-IPO share option expenses	3,750	-	-	3,750
RSU expenses	27,753	-	-	27,753
Exercise of Pre-IPO share options	7	-	-	7
Vesting of RSUs	(11,123)	-	-	(11,123)
Equity-settled bonus	55,466	-	-	55,466
At December 31, 2023 and January 1, 2024	5,072,015	40,883	(905,054)	4,207,844
Loss for the year	-	-	(13,643)	(13,643)
Other comprehensive income for the year:
Exchange differences on translation of the Company	-	67,715	-	67,715
Total comprehensive income for the year	-	67,715	(13,643)	54,072
Issue of ordinary shares	533,923	-	-	533,923
Employees share-based compensation scheme
RSU expenses	20,924	-	-	20,924
Exercise of Pre-IPO share options	6	-	-	6
Vesting of RSUs	(14,671)	-	-	(14,671)
Equity-settled bonus	40,719	-	-	40,719
At December 31, 2024 and January 1, 2025	5,652,916	108,598	(918,697)	4,842,817
Loss for the year	-	-	74,713	74,713
Other comprehensive income for the year:
Exchange differences on translation of the Company	-	(149,557)	-	(149,557)
Total comprehensive income for the year	-	(149,557)	74,713	(74,844)
Issue of ordinary shares	2,279,855	-	-	2,279,855
Employees share-based compensation scheme
Post-IPO share option expenses	2,420	-	-	2,420
RSU expenses	18,454	-	-	18,454
Exercise of Pre-IPO share options	4	-	-	4
Vesting of RSUs	(638)	-	-	(638)
Equity-settled bonus	58,868	-	-	58,868
At December 31, 2025	8,011,879	(40,959)	(843,984)	7,126,936
At December 31, 2025 in US$	1,145,683	(5,857)	(120,688)	1,019,138
a)	Basis of presentation

The separate condensed financial statements above have been presented on a “parent company only” basis. Under a “parent company only” presentation, the Company’s investment in its subsidiaries is presented at cost. Such investment is presented on the separate condensed statements of financial position of the Company as “Investment in subsidiaries”.

The subsidiaries did not pay any dividends to the Company for the periods presented.

There were no indicators of impairment associated with the investment in subsidiaries as of December 31, 2024 and 2025.

Certain information and note disclosures normally included in financial statements prepared in accordance with IFRS Accounting Standards have been condensed or omitted in this parent company only condensed financial information by reference to the Group’s consolidated financial statements.

b)	Commitments

The Company does not have any significant commitments or long-term obligations as of December 31, 2024 and 2025.